Segment Geographical Information and Major Customers (Details) - Schedule of reported segment results of operation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total revenues	$ 480,325	$ 371,194	$ 325,630
Expenses	429,089	330,606	291,978
Segment operating income (loss)	51,236	40,588	33,652
Depreciation and amortization	14,852	13,939	14,025
Software Services [Member]
Segment Reporting Information [Line Items]
Total revenues	95,589	86,025	86,140
Expenses	74,863	64,498	71,825
Segment operating income (loss)	20,726	21,527	14,315
Depreciation and amortization	9,261	10,329	8,799
IT Professional Services [Member]
Segment Reporting Information [Line Items]
Total revenues	384,736	285,169	239,490
Expenses	347,712	258,907	216,842
Segment operating income (loss)	37,024	26,262	22,648
Depreciation and amortization	5,220	3,347	5,059
Unallocated Expenses [Member]
Segment Reporting Information [Line Items]
Total revenues
Expenses	6,514	7,201	3,311
Segment operating income (loss)	(6,514)	(7,201)	(3,311)
Depreciation and amortization	$ 371	$ 263	$ 167